Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 29, 2024
Entity Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 22, 2024
Document Effective Date	Apr. 29, 2024
Calamos Nasdaq 100 Structured Alt Protection ETF – June | Calamos Nasdaq 100 Structured Alt Protection ETF — June
Prospectus:
Trading Symbol	CPNJ
Calamos Nasdaq 100 Structured Alt Protection ETF – September | Calamos Nasdaq 100 Structured Alt Protection ETF — September
Prospectus:
Trading Symbol	CPNS
Calamos Nasdaq 100 Structured Alt Protection ETF – December | Calamos Nasdaq 100 Structured Alt Protection ETF — December
Prospectus:
Trading Symbol	CPND
Calamos Nasdaq 100 Structured Alt Protection ETF – March | Calamos Nasdaq 100 Structured Alt Protection ETF — March
Prospectus:
Trading Symbol	CPNM
Calamos Nasdaq 100 Structured Alt Protection ETF – June [Member]
Prospectus:
Prospectus Date	Jun. 01, 2024
Calamos Nasdaq 100 Structured Alt Protection ETF – September [Member]
Prospectus:
Prospectus Date	Sep. 01, 2024
Calamos Nasdaq 100 Structured Alt Protection ETF – December [Member]
Prospectus:
Prospectus Date	Dec. 01, 2024
Calamos Nasdaq 100 Structured Alt Protection ETF – March [Member]
Prospectus:
Prospectus Date	Mar. 01, 2025